Property and Equipment, Net - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Cost:
Total cost	¥ 45,649		¥ 42,210
Less: Accumulated depreciation	(32,788)		(24,997)
Property and equipment, net	12,861	$ 2,018	17,213
Office Equipment
Cost:
Total cost	20,445		24,262
Leasehold Improvements
Cost:
Total cost	¥ 25,204		¥ 17,948